Note 4 - Leases - Balance Sheet Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Finance lease – amortization of ROU asset	$ 54	$ 106
Finance lease – interest on lease liability	0	3
Operating lease expense	384	234
Lease, Cost	438	343
Operating lease right-of-use asset	2,841	2,841
Finance lease right-of-use asset	$ 378	$ 404
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Property, Plant and Equipment, Net
Total right-of-use assets	$ 3,219	$ 3,245
Operating lease liability, current	$ 160	$ 101
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accounts Payable and Accrued Liabilities, Current
Finance lease liability, current	$ 0	$ 54
Operating lease liability, non-current	$ 2,752	$ 2,782
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Operating and Finance Lease Liabilities, Noncurrent
Total lease liabilities	$ 2,912	$ 2,937